Label	Element	Value
MFS Low Volatility Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT TO THE PROSPECTUS Supplement dated April 1, 2023, to the Prospectus dated December 29, 2022.

MFS® Low Volatility Global Equity Fund

Effective immediately, the section entitled “Performance Information” under the main heading entitled “Summary of Key Information” is restated in its entirety as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	MFS® Low Volatility Global Equity Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance and one or more other measures of performance for markets in which the fund may invest.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance and one or more other measures of performance for markets in which the fund may invest.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-2606
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	mfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Bar Chart.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period(s) shown in the bar chart, the highest quarterly return was 11.25% (for the calendar quarter ended June 30, 2020) and the lowest quarterly return was (18.01)% (for the calendar quarter ended March 31, 2020).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.01%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the Periods Ended December 31, 2022)
MFS Low Volatility Global Equity Fund | MSCI All Country World Index (net div)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(18.36%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.23%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.77%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 05, 2013
MFS Low Volatility Global Equity Fund | MSCI All Country World Minimum Volatility Index (net div)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(10.31%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.57%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.88%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 05, 2013
MFS Low Volatility Global Equity Fund | A
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2014	rr_AnnualReturn2014	9.85%
Annual Return 2015	rr_AnnualReturn2015	1.11%
Annual Return 2016	rr_AnnualReturn2016	5.72%
Annual Return 2017	rr_AnnualReturn2017	18.15%
Annual Return 2018	rr_AnnualReturn2018	(2.61%)
Annual Return 2019	rr_AnnualReturn2019	20.32%
Annual Return 2020	rr_AnnualReturn2020	5.11%
Annual Return 2021	rr_AnnualReturn2021	16.62%
Annual Return 2022	rr_AnnualReturn2022	(8.41%)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.68%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.40%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.39%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 05, 2013
MFS Low Volatility Global Equity Fund | A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(14.43%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.70%
MFS Low Volatility Global Equity Fund | A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.48%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.47%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.12%
MFS Low Volatility Global Equity Fund | B
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.59%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.51%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.35%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 05, 2013
MFS Low Volatility Global Equity Fund | C
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.94%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.87%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.35%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 05, 2013
MFS Low Volatility Global Equity Fund | I
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.17%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.90%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.33%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 05, 2013
MFS Low Volatility Global Equity Fund | R1
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.09%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.84%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.26%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 05, 2013
MFS Low Volatility Global Equity Fund | R2
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.59%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.37%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.80%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 05, 2013
MFS Low Volatility Global Equity Fund | R3
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.34%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.65%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.07%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 05, 2013
MFS Low Volatility Global Equity Fund | R4
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.11%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.91%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.33%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 05, 2013
MFS Low Volatility Global Equity Fund | R6
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.04%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.00%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.39%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 05, 2013